EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.05 - Schedule 1

Client Name:
Client Project Name:	EFMT 2026-NQM10
Start - End Dates:	11/21/2025 - 06/10/2026
Deal Loan Count:	29

Conditions Report 2.0

Loans in Report:	29
Loans with Conditions:	22

15 - Total Active Conditions
15 - Non-Material Conditions
12 - Credit Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Assets
3 - Category: Credit/Mtg History
1 - Category: DTI
4 - Category: LTV/CLTV
1 - Category: Terms/Guidelines
3 - Compliance Review Scope
1 - Category: RESPA
2 - Category: Texas Home Equity
29 - Total Satisfied Conditions

7 - Credit Review Scope
1 - Category: DTI
2 - Category: Income/Employment
4 - Category: Legal Documents
4 - Property Valuations Review Scope
3 - Category: Appraisal
1 - Category: Property
18 - Compliance Review Scope
3 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Texas Equity
14 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.